Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

13    Trade and other receivables

Trade and other receivables were comprised of the following:

	As of December 31,
In thousands of USD	2020	2021
Advances to suppliers	782	1,529
Trade notes and accounts receivable	18,043	20,974
Less: Allowance for impairment of trade notes and accounts receivable	(9,885)	(8,980)
Unbilled revenues	756	1,160
Other receivables	4,173	4,042
Less: Allowance for impairment of other receivables	(723)	(375)
Trade and other receivables	13,146	18,350

Allowance for expected credit losses

The movement of allowance for expected credit losses (“ECL”) of trade notes and accounts receivable and other receivables is as follows:

	ECL of trade notes
	and accounts	ECL of other
In thousands of USD	receivable	receivables
Balance as of January 1, 2019	9,289	565
Additions	4,965	245
Reversal	(147)	(35)
Use of provision	(4,060)	(86)
Effect of translation	(162)	34
Balance as of December 31, 2020	9,885	723
Additions	2,359	107
Reversal	(237)	(218)
Use of provision	(2,583)	(130)
Effect of translation	(444)	(107)
Balance as of December 31, 2021	8,980	375

The ageing analysis of trade notes and accounts receivable is as follows:

					Past due but not impaired
			Total	Neither past
		Total	expected	due nor	< 30	30 - 90	>90
In thousands of USD	Total net	gross	credit losses	impaired	days	days	days
As of December 31, 2020	8,158	18,043	(9,885)	3,031	3,198	1,218	711
As of December 31, 2021	11,994	20,974	(8,980)	4,102	4,703	502	2,687

See Note 33 for disclosure of how the Group manages and measures credit quality of trade and other receivables that are neither past due nor impaired.